EQUITY INCENTIVE PLANS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Share year $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Equity Incentive Plans [Abstract]
Description of vesting requirements for share-based payment arrangement	Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.
Description of maximum term of options granted for share-based payment arrangement	The maximum stock option term is 10 years.
Maximum stock options authorized | Share	4,455,688
Stock options recognized in statement of loss and comprehensive loss | $	$ 707,417	$ 650,867
Stock options capitalized in exploration and evaluation assets | $	$ 141,328	$ 93,766
Average fair value of share price | $ / shares	$ 2.02	$ 1.23
Number of share options exercisable in share-based payment arrangement | Share	4,308,326
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 1.12
Weighted average remaining contractual life of exercisable share options (years) | year	2.17
Maximum restricted share units authorized | Share	2,106,313
Expenses recognized for Restricted Stock Units | $	$ 170,422	$ 0
Maximum deferred share units authorised | Share	1,787,511
Expenses recognized for Deferred Share Units | $	$ 362,390	$ 0